Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023			$ 3,152,048
2024			3,152,048
2025			2,919,686
2026			2,900,686
2027			2,762,686
Thereafter			21,395,455
Intangibles assets, net			36,282,609	$ 39,180,664
Amortization	$ 1,614,567	$ 1,454,099	$ 3,148,055	$ 1,757,393